UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21489

Aviemore Funds

(Exact name of registrant as specified in charter)

573 Verbank Road, Millbrook, NY      12545

(Address of principal executive offices) (Zip code)

Paul Michael Frank

573 Verbank Road, Millbrook, NY 12545

(Name and address of agent for service)

Registrant's telephone number, including area code: (845) 677-5733

Date of fiscal year end: April 30

Date of reporting period: October 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Aviemore Fund

SEMI-ANNUAL REPORT

October 31, 2004

Aviemore Fund

PERFORMANCE INFORMATION

October 31, 2004 NAV $10.12

Total returns from May 3, 2004 to October 31, 2004  (Fund Inception May 3, 2004)

Total Return(A)

Aviemore Fund

                                1.20%

(A)Total return includes change in share prices and includes reinvestment of any dividends and capital gain distributions.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.  RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

2004 Semi-Annual Report  1

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Expense Example

(Unaudited)

Shareholders of this Fund incur ongoing operating expenses consisting solely of management fees. The following example is intended to help you understand your ongoing expenses of investing in the Fund and to compare these expenses  with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on May 3, 2004 and held through October 31, 2004.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below  provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

            Expenses Paid

     Beginning                    Ending                     During the Period*

                                                Account Value           Account Value                May 3, 2004 to

                                                 May 3, 2004            October 31, 2004            October 31, 2004

Actual                                   $1,000.00                $1,012.00                              $8.78

Hypothetical                         $1,000.00                 $1,016.21                             $8.80

(5% annual return

before expenses)

*    Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial period for which the Fund has been operating).

2004 Semi-Annual Report  2

Aviemore Fund

	Schedule of Investments
	October 31, 2004 (Unaudited)

Shares/Principal Amount		Market Value	% of Assets

EXCHANGE TRADED FUNDS AND COMMON STOCKS

Exchange Traded Funds
10,000	Energy Select Sector SPDR	$ 351,400
5,000	iShares MSCI Hong Kong Index	55,550
1,000	iShares S&P Global Energy Sector	71,190
2,000	iShares Nasdaq Biotechnology *	136,140
500	iShares Cohen & Steers Realty Majors	63,150
3,000	iShares Dow Jones US Telecom	68,820
5,000	iShares Russell 2000 Growth Index	300,200
3,000	iShares Russell 2000 Index	348,570
500	iShares Russell 2000 Value Index	87,000
5,000	iShares S&P Europe 350 Index	346,650
1,000	iShares S&P MidCap 400/BARRA Value	116,150
		1,944,820	59.98%

Pharmaceutical Preparations
1,000	Millenium Pharmaceuticals, Inc. *	12,980	0.40%

Total for Exchange Traded Funds and Common Stock		1,957,800	60.38%
	(Cost $1,841,900)

Cash and Equivalents
1,287,307	First American Treasury Obligation Fund Cl S .99% **	1,287,307	39.70%
	(Cost $1,287,307)

	Total Investments	3,245,107	100.08%
	(Identified Cost - $3,129,207)

	Liabilities in Excess of Other Assets	(2,494)	-0.08%

	Net Assets	$ 3,242,613	100.00%

*Non-Income Producing Securities.

** Variable rate security; the coupon rate shown represents the rate at October 31, 2004.

The accompanying notes are an integral part of the

financial statements.

2004 Semi-Annual Report  3

Aviemore Fund

Statement of Assets and Liabilities
October 31, 2004 (Unaudited)

Assets:
Investment Securities at Market Value	$ 3,245,107
(Identified Cost - $3,129,207)
Cash	1,000
Receivables:
Dividends and Interest	1,006
Total Assets	3,247,113
Liabilities:
Advisory Fees Payable	4,500
Total Liabilities	4,500
Net Assets	$ 3,242,613
Net Assets Consist of:
Paid In Capital	3,244,251
Accumulated Undistributed Net Investment Income (Loss)	(7,620)
Realized Gain (Loss) on Investments - Net	(109,918)
Unrealized Appreciation in Value of Investments	115,900
Net Assets, for 320,445 Shares Outstanding	$ 3,242,613
(Unlimited number of shares authorized)
Net Asset Value and Redemption Price
Per Share ($3,242,613/320,445 shares)	$ 10.12

Statement of Operations
For the period of May 3, 2004 through October 31, 2004 (Unaudited)

Investment Income:
Dividends	$ 9,290
Interest	4,565
Total Investment Income	13,855
Expenses: (Note 3)
Management Fees	21,475
Total Expenses	21,475

Net Investment Loss	(7,620)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	(109,918)
Net Change In Unrealized Appreciation (Depreciation) on Investments	115,900
Net Realized and Unrealized Gain (Loss) on Investments	5,982

Net Increase (Decrease) in Net Assets from Operations	$ (1,638)

The accompanying notes are an integral part of the

financial statements.

2004 Semi-Annual Report  4

Aviemore Fund

Statement of Changes in Net Assets	(Unaudited)
	5/3/2004**
	to
	10/31/2004
From Operations:
Net Investment Loss	$ (7,620)
Net Realized Gain (Loss) on Investments	(109,918)
Net Change In Unrealized Appreciation (Depreciation)	115,900
Increase (Decrease) in Net Assets from Operations	(1,638)
From Distributions to Shareholders:
Net Investment Income	0
Net Realized Gain from Security Transactions	0
Change in Net Assets from Distributions	0
From Capital Share Transactions:
Proceeds From Sale of Shares	3,471,471
Shares Issued on Reinvestment of Dividends	0
Cost of Shares Redeemed	(327,220)
Net Increase (Decrease) from Shareholder Activity	3,144,251

Net Increase (Decrease) in Net Assets	3,142,613

Net Assets at Beginning of Period	100,000
Net Assets at End of Period	$ 3,242,613

Share Transactions:
Issued	343,882
Reinvested	-
Redeemed	(33,437)
Net increase (decrease) in shares	310,445
Shares outstanding beginning of period	10,000
Shares outstanding end of period	320,445

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	5/3/2004**
	to
	10/31/2004
Net Asset Value -
Beginning of Period	$ 10.00
Net Investment Income (Loss) ***	(0.03)
Net Gains or Losses on Securities
(realized and unrealized)	0.15
Total from Investment Operations	0.12

Distributions (From Net Investment Income)	0.00
Distributions (From Capital Gains)	0.00
Total Distributions	0.00

Net Asset Value -
End of Period	$ 10.12

Total Return ****	1.20%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	3,243

Before Waivers
Ratio of Expenses to Average Net Assets	1.75%	*
Ratio of Net Investment Income/(Loss) to Average Net Assets	-0.62%	*
Portfolio Turnover Rate	631.54%	*

* Annualized
** commencement of operations.
*** Based on Average Shares for the period.
****Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions to shareholders.

The accompanying notes are an integral part of the

financial statements.

2004 Semi-Annual Report  5

NOTES TO FINANCIAL STATEMENTS

AVIEMORE FUND

(UNAUDITED)

October 31, 2004

1.) ORGANIZATION

Aviemore Fund (the "Fund") is a non-diversified series of the Aviemore Funds (the "Trust"), and is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust was organized in Ohio as a business trust on January 2, 2004, and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. At present, the Fund is the only series authorized by the Trust. The Fund commenced operations on May 3, 2004.  The Fund’s investment adviser is Aviemore Asset Management, Inc. (the “Adviser”). The Fund's investment objective is capital appreciation.

2.) SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

SECURITY TRANSACTION TIMING:  The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

INCOME TAXES: The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

2004 Semi-Annual Report  6

Notes to the Financial Statements  (Unaudited) – continued

ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

3.) INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement with Aviemore Asset Management Inc. (the “Adviser”). Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund. Aviemore Asset Management pays all operating expenses of the Fund, with the exception of taxes, borrowing expenses (such as (a) interest and (b) dividend expenses on securities sold short), brokerage commissions and extraordinary expenses. For its service, the Adviser receives an annual investment management  fee of 1.75% of the average daily net assets of the Fund. For the period of May 3, 2004 through October 31, 2004, the Adviser earned management fees totaling $21,475 of which $4,500 was still due to the Adviser at October 31, 2004.

4.) INVESTMENT TRANSACTIONS

For the period of May 3, 2004 (commencement of operations) through October 31, 2004, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $7,836,090 and $5,884,271 respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of investments owned at October 31, 2004 was $3,129,207.  At October 31, 2004, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation                 (Depreciation)

        Net Appreciation (Depreciation)

  $117,910                         ($2,010)                                          $115,900

5.) RELATED PARTY TRANSACTIONS

Paul Michael Frank is the control person of the Adviser and also serves as a trustee/officer of the Fund. This individual receives benefits from the Adviser resulting from management fees paid to the Adviser by the Fund.

The Trustees who are not interested persons of the Fund were paid $1,500 in Trustees fees through October 31, 2004.

6.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2004, the Trust Company of America,  held, in aggregate, 25.72% of the Fund and thus may be deemed to control the Fund.

7.) CAPITAL SHARES

The Trust is authorized to issue an unlimited number of shares. Paid in capital at October 31, 2004 was $3,244,251 representing 320,445 shares outstanding.

2004 Semi-Annual Report  7

This page intentionally left blank.

2004 Semi-Annual Report  8

This page intentionally left blank.

2004 Semi-Annual Report  9

PROXY VOTING GUIDELINES (Unaudited)

Aviemore Asset Management, LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.aviemorefund.com or is also available without charge, upon request, by calling our toll free number(1-800-239-9136). It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30, 2004 is available without charge, upon request, by calling our toll free number(1-800-239-9136). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

2004 Semi-Annual Report  10

Board of Trustees

Paul Michael Frank

Susan Marie McDermott

Sophie DeVennish Sisler

Sharyn Finkelstein

Investment Adviser

Aviemore Asset Management, LLC

Counsel

Thompson Hine LLP

Custodian

U.S. Bank, NA

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Fund Administrator

Premier Fund Solutions, Inc.

Independent Auditors

Cohen McCurdy, Ltd.

This report is provided for the general information of the shareholders of the Aviemore Fund.  This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.   Not applicable.

Item 3. Audit Committee Financial Expert.   Not applicable.

Item 4. Principal Accountant Fees and Services.   Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 10.  Controls and Procedures.

(a)

The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a3(c) under the Investment Company Act of 1940 (the “Act”)) are effective as of a date 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the elevation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or is reasonably likely to materially affect, the registrant’s internal; control over financial reporting.

Item 11.  Exhibits.

 (a)(1)

Any code of ethics or amendment hereto. Not applicable.

(a)(2)

Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certificate pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aviemore Funds

By : /s/ Paul Michael Frank

Paul Michael Frank

President

Date     12/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Paul Michael Frank

Paul Michael Frank

President

Date     12/29/04

By : /s/ Paul Michael Frank

Paul Michael Frank

Chief Financial Officer

            Date     12/29/04